Discontinued Operations - Schedule of Revenue Contract Balances (Details) - Discontinued Operations [Member] - USD ($)	10 Months Ended	12 Months Ended
	Nov. 08, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance, receivables	$ 60,000	$ 40,000
Balance, liabilities
Revenues recognized, receivables	2,333,929	626,667
Revenues recognized, liabilities	(2,333,929)	(626,667)
Changes due to payment, fulfillment of performance obligations or other, receivables	(1,293,929)	(606,667)
Changes due to payment, fulfillment of performance obligations or other, liabilities	2,333,929	626,667
Balance, receivables	1,100,000	60,000
Balance, liabilities